Ordinary Shares and Treasury Stock (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Jan. 31, 2024 USD ($)	Oct. 05, 2022 USD ($)
Ordinary Shares and Treasury Stock
Amount of shares repurchased | $						$ 20.0	$ 80.0
Ordinary shares acquired				24,203,643	24,203,643
Share repurchases	¥ 95,502	$ 13.3		¥ 446,636	$ 68.0
Number of shares retired			32,353,269
Class A ordinary shares
Ordinary Shares and Treasury Stock
Ordinary shares acquired	14,331,000	14,331,000
Number of shares retired	2,533,803	2,533,803
Shares issued upon exercise of share options and vesting of RSUs	7,766,705	7,766,705	4,801,007	4,503,090	4,503,090
ADR
Ordinary Shares and Treasury Stock
Ordinary shares acquired	4,777,000	4,777,000
Number of shares retired	844,601	844,601